Total
Class F Prospectus | SIMT REAL ESTATE FUND
REAL ESTATE FUND
Investment Goal
Total return, including current income and capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell Fund shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in this table and examples below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class F Prospectus SIMT REAL ESTATE FUND CLASS F
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.58%
Total Annual Fund Operating Expenses	1.23%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Class F Prospectus | SIMT REAL ESTATE FUND | CLASS F | USD ($)	125	390	676	1,489

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 78% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Real Estate Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of real estate companies (e.g., common stocks, rights, warrants, exchange-traded funds (ETFs), convertible securities and preferred stocks of real estate investment trusts (REITs) and real estate operating companies (REOCs)).

Generally, the Fund will invest in real estate companies operating in the United States. Due to its investment strategy, the Fund may buy and sell securities and other instruments frequently.

The Fund uses a multi-manager approach, relying upon a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation, the Fund's adviser (SIMC or the Adviser).

Principal Risks

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.

Real Estate Industry Risk — Securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. The Fund's investments are concentrated in issuers conducting business in the real estate industry, and therefore the Fund is subject to risks associated with legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.

Real Estate Investment Trusts (REITs) Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate, which are discussed above. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Investment Style Risk — The risk that the securities of issuers in the real estate industry may underperform other segments of the equity markets or the equity markets as a whole.

Convertible and Preferred Securities Risk — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses.

Small and Medium Capitalization Risk — The risk that small and medium capitalization REITs and other companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange-listed stocks and may have more price volatility than that of exchange-listed stocks.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect the Fund's performance.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Best Quarter: 15.67% (03/31/2019) Worst Quarter: -22.77% (03/31/2020)

Average Annual Total Returns (for the periods ended December 31, 2021)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns - Class F Prospectus - SIMT REAL ESTATE FUND	Label	Average Annual Returns, 1 Year		Average Annual Returns, 5 Years		Average Annual Returns, 10 Years		Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
CLASS F	Return Before Taxes	43.92%		11.47%		11.28%		9.91%		Nov. 13, 2003
After Taxes on Distributions | CLASS F	Return After Taxes on Distributions	40.64%	[1]	8.64%	[1]	9.04%	[1]	8.08%	[1]
After Taxes on Distributions and Sale of Fund Shares | CLASS F	Return After Taxes on Distributions and Sale of Fund Shares	26.59%	[1]	8.05%	[1]	8.40%	[1]	7.61%	[1]
Wilshire U.S. Real Estate Securities Index Return (reflects no deduction for fees, expenses or taxes)	Wilshire U.S. Real Estate Securities Index Return (reflects no deduction for fees, expenses or taxes)	46.11%		11.05%		11.64%		10.21%		Nov. 13, 2003
[1]	After tax figures are based on estimated amounts for the periods ended December 31, 2021.